Interests in Jointly- Controlled Entities - Summarized Financial Information of Company's Jointly-Controlled Entities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012
Noncontrolling Interest [Abstract]
Current assets	$ 259,760	$ 331,826	$ 77,345,279	$ 82,922,677
Non-current assets	1,496,549	1,705,652
Current liabilities	(5,164,836)	(4,746,605)	(31,962,460)	(28,922,360)
Revenue	4,086	5,219
Operating expenses	(619,669)	(869,179)
Net loss	$ (703,124)	$ (553,065)